Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 992,390	$ 1,197,590	$ 40,480	$ 2,230,460
CANADA | GOVERNMENT OF ALBERTA [Member]
Total	209,990	$ 1,197,590	20,450	1,428,030
CANADA | REGIONAL MUNICIPALITY OF WOOD BUFFALO [Member]
Total	46,860			46,860
CANADA | GOVERNMENT OF SASKATCHEWAN [Member]
Total			1,100	1,100
CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO 87 (ALBERTA) [Member]
Total	35,430			35,430
CANADA | TOWN OF NORMAN WELLS [Member]
Total	5,520			5,520
CANADA | GOVERNMENT OF CANADA [Member]
Total	681,720		370	682,090
CANADA | GOVERNMENT OF QUEBEC [Member]
Total	$ 12,870			12,870
CANADA | CITY OF MEDICINE HAT [Member]
Total			140	140
CANADA | ATHABASCA CHIPEWYAN FIRST NATION [Member]
Total			6,120	6,120
CANADA | FORT MCMURRAY #468 FIRST NATION [Member]
Total			130	130
CANADA | FORT MCKAY FIRST NATION [Member]
Total			4,100	4,100
CANADA | MIKISEW CREE FIRST NATION [Member]
Total			2,470	2,470
CANADA | COLD LAKE FIRST NATIONS [Member]
Total			940	940
CANADA | FORT MCKAY METIS COMMUNITY ASSOCIATION [Member]
Total			750	750
CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #1935 FORT MCMURRAY [Member]
Total			770	770
CANADA | ELIZABETH METIS SETTLEMENT [Member]
Total			520	520
CANADA | ONION LAKE CREE NATION [Member]
Total			320	320
CANADA | WHITEFISH LAKE FIRST NATION [Member]
Total			240	240
CANADA | HEART LAKE FIRST NATION [Member]
Total			140	140
CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #125 FORT CHIPEWYAN [Member]
Total			1,020	1,020
CANADA | BEAVER LAKE CREE NATION [Member]
Total			420	420
CANADA | BUFFALO LAKE METIS SETTLEMENT [Member]
Total			$ 480	$ 480